Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted share units ("RSU")
Disclosure of classes of share capital [line items]
Shares outstanding	2,168,184	1,968,591
Granted	905,058	724,984
Forfeiture	(296,907)	(56,302)
Settled	(641,786)	(469,089)
Shares outstanding	2,134,549	2,168,184
Deferred share units ("DSU")
Disclosure of classes of share capital [line items]
Shares outstanding	911,428	864,845
Granted	143,178	165,772
Forfeiture	0	0
Settled	0	(119,189)
Shares outstanding	1,054,606	911,428
Performance share units ("PSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,329,655	1,234,018
Granted	497,895	490,034
Forfeiture	(72,522)	(59,162)
Settled	(404,603)	(335,235)
Shares outstanding	1,350,425	1,329,655